Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
COMMON STOCKS — 97.9%
CANADA — 5.1%
Shopify, Inc., Class A *	266	$272,110
CHINA — 7.9%
Alibaba Group Holding Ltd.*	3,032	111,308
Baidu, Inc. ADR*	125	15,824
JD.com, Inc., Class A *	2,652	102,116
Meituan Dianping, Class B *	2,500	78,753
Tencent Holdings Ltd.	1,600	108,069
		416,070
DENMARK — 0.6%
Novozymes A/S, B Shares	517	32,495
FRANCE — 1.7%
Sartorius Stedim Biotech	267	92,159
GERMANY — 2.4%
adidas AG*	223	72,016
Zalando SE*	566	52,882
		124,898
HONG KONG — 2.6%
AIA Group Ltd.	9,400	93,437
Hong Kong Exchanges & Clearing Ltd.	900	42,366
		135,803
IRELAND — 0.7%
COSMO Pharmaceuticals NV*	400	38,085
JAPAN — 11.6%
CyberAgent, Inc.	400	24,701
Denso Corp.	900	39,448
DMG Mori Seiki Co., Ltd.	1,700	23,567
FANUC Corp. ADR	3,312	63,458
FANUC Corp.	200	38,383
Kubota Corp.	4,100	73,461
MISUMI Group, Inc.	1,300	36,448
Nintendo Co., Ltd. ADR	895	63,455
SoftBank Group Corp.	3,200	197,999
Sumitomo Mitsui Trust Holdings, Inc.	1,900	50,547
		611,467
NETHERLANDS — 1.6%
IMCD NV	712	84,682
SOUTH KOREA — 1.4%
Samsung SDI Co., Ltd.	208	76,839
SWEDEN — 2.2%
Atlas Copco AB, B Shares	1,085	45,281
Beijer Ref AB	997	32,830
Nibe Industrier AB, B Shares*	1,500	38,552
		116,663
SWITZERLAND — 0.8%
Schindler Holding AG, Participating Certificates	147	40,128
TAIWAN — 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	120,353
UNITED KINGDOM — 4.0%
Hargreaves Lansdown PLC	1,800	36,208
Just Group PLC*	36,025	20,902
Ocado Group PLC*	1,101	38,942
Prudential PLC	4,999	71,728
St James’s Place PLC	3,811	45,848
		213,628

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
UNITED STATES — 53.0%
ABIOMED, Inc.*	240	$66,494
Alphabet, Inc., Class A *	64	93,798
Amazon.com, Inc.*	73	229,857
Chegg, Inc.*	2,138	152,739
Denali Therapeutics, Inc.*	1,217	43,605
Exact Sciences Corp.*	296	30,177
Fastenal Co.	1,193	53,792
First Republic Bank	776	84,631
Glaukos Corp.*	387	19,164
Illumina, Inc.*	251	77,579
Interactive Brokers Group, Inc., Class A	1,004	48,523
iRobot Corp.*	470	35,673
LendingTree, Inc.*	246	75,495
Lyft, Inc., Class A *	509	14,023
Markel Corp.*	34	33,106
MarketAxess Holdings, Inc.	396	190,710
Mastercard, Inc., Class A	187	63,238
Netflix, Inc.*	292	146,009
NVIDIA Corp.	182	98,502
Pacira BioSciences, Inc.*	1,337	80,380
Redfin Corp.*	1,805	90,124
Slack Technologies, Inc., Class A *	1,253	33,656
Spotify Technology SA*	312	75,682
STAAR Surgical Co.*	1,070	60,519
Tesla, Inc.*	532	228,233
TJX Cos, Inc. (The)	299	16,639
Trade Desk, Inc. (The), Class A *	153	79,373
Twilio, Inc., Class A *	220	54,360
Upwork, Inc.*	1,705	29,735
Waters Corp.*	142	27,787
Watsco, Inc.	257	59,853
Wayfair, Inc., Class A *	462	134,447
Workday, Inc., Class A *	490	105,414
Yext, Inc.*	1,102	16,728
Zoom Video Communications, Inc., Class A *	324	152,316
		2,802,361
TOTAL INVESTMENTS — 97.9%
(cost $3,176,852)		$5,177,741
Other assets less liabilities — 2.1%		113,356
NET ASSETS — 100.0%		$5,291,097

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$3,217,207	$1,960,534	$–	$5,177,741
Total	$3,217,207	$1,960,534	$–	$5,177,741

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.